Cost of Other Revenues - Summary of Cost of Other Revenues (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cost of Revenue [Abstract]
Interest expenses of borrowings	¥ 0	$ 0	¥ 15,240,283	¥ 288,241,857
Other costs	220,193,581	34,553,179	202,030,929	247,530,755
Total	¥ 220,193,581	$ 34,553,179	¥ 217,271,212	¥ 535,772,612